Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2012	2011
Equipment	8,097	8,286
Furniture, fixture, and fittings and other	2,921	2,785
Total gross value	11,018	11,071
Less: accumulated depreciation and amortization	(8,984)	(8,536)
Total	2,035	2,534